13. Fair value measurement (Details)	12 Months Ended
Dec. 31, 2019
Measurement Input, Expected Term [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	0.41-0.5
Measurement Input, Risk Free Interest Rate [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	1.6%-2.38%
Measurement Input, Price Volatility [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	120%-160%
Measurement Input, Expected Dividend Rate [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Fair Value Measurement	0%